Financial Instruments	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 21 - Financial Instruments

A.	Overview

The Company has exposure to the following risks from its use of financial instruments:

—	Credit risk
—	Liquidity risk
—	Market risk

This note presents quantitative and qualitative information about the Company’s exposure to each of the above risks, and the Company’s objectives, policies and processes for measuring and managing risk.

In order to manage these risks and as described hereunder, the Company executes transactions in derivative financial instruments. Presented hereunder is the composition of the derivatives:

	For the year ended December
	2018	2017
	€ in thousands
Derivatives presented under current liabilities
Currency swap	(192)	-
Swap contracts	(173)	(121)
	(365)	(121)
Derivatives presented under non-current liabilities
Forward contracts	(977)	(2,650)
Currency swap	(1,925)	(1,244)
Swap contracts	(459)	(418)
	(3,361)	(4,312)

The following table sets forth the details of the Company’s Forward and SWAP contracts with banking institutions:

	December 31, 2018
	Currency/	Currency/
	linkage/interest rate	Linkage/interest rate	Date of expiration	Fair value - € in
	receivable	Payable		thousand

Euro 3.75 million interest swap transaction for a period of 15 years, semi-annually.	Euribor 6 months	Fixed 2.53%	June 30, 2027	(236)
Euro 25 million interest rate swap transaction for a period of 10 years, semi-annually.	Euribor 6 months	Fixed 0.71%	December 31, 2027	(396)
Forward EUR/USD contracts with an aggregate EUR denominated principal of EUR 18 million.	weighted average rate of approximately 1.18		November 2021	(977)

NIS 83.2 million currency swap transaction EUR/NIS for a period of 7 years, semi-annually.	NIS	Euro	June 2024	(2,117)

B.	Risk management framework

The Company's management and board of directors have overall responsibility for the establishment and oversight of the Company’s risk management framework.

C.	Credit Risk

As at December 31, 2018, the Company does not have any significant concentration of credit risk.

Cash and short-term deposits
As at December 31, 2018 and 2017, the Company had cash and cash equivalents in the amount of €36,882 thousand and €23,962 thousand, respectively. The Company’s cash and cash equivalents are deposited with financial institutions that received a credit rating (international rating scale). See also Note 3.

Marketable securities
As at December 31, 2018 and 2017, the Company invested in a traded Bond in an amount of €2,132 thousand and €5,412 thousand, respectively, with the intention to maintain the value of its liquid resources. See also Note 4 and Note 2-G.

Restricted cash
As at December 31, 2018 and 2017, the Company had a balance of current restricted cash in an amount of €4,653 thousand and €15 thousand, respectively, and a balance of non-current restricted cash of €2,062 thousand and €3,660 thousand, respectively. See also Note 4.

Trade and other receivables
As at December 31, 2018 and 2017, the Company had a balance of trade receivables of €156 thousand and €406 thousand, respectively. This balance mainly refers to NEXUS or GNERA that represent the PV Plants located in Spain in its dealings with the Spanish National Energy Commission, and are due within 60 days from issuance. It is also referring to the balance from the Israeli Electricity Authority for the PV Plant located in Israel and is due in 30 days.

As at December 31, 2018 and 2017, the Company had a balance of revenue receivables of €3,830 thousand and €3,436 thousand, respectively. This balance refers to amounts to be paid from several entities. In Italy, the amounts to be paid are from GSE, Italy's energy regulation agency. The incentives are paid through equal monthly installments in an amount of 90% of the average production of each plant in the relevant solar calendar year, based on the effective production before June 30th of the previous year, or if not available, on the basis of the regional forecast. The balance is paid within 60 days from the sending of the actual production data and in any event within June 30th of the subsequent year. In Spain, the amounts to be paid are from NEXUS or GNERA that represent the PV Plants located in Spain in its dealings with the Spanish National Energy Commission. To the extent the facility is eligible to receive incentives (such as the Company’s existing four Spanish PV facilities), the incentives (consisting of an investment retribution and operational retribution) are paid on a monthly basis (commencing January) based on varying percentages of the accumulated incentives from the beginning of the fiscal year, provided that the entire amount of the incentives is required to be paid to the eligible entity by the end of June of the following fiscal year. In the Netherlands, the amounts to be paid are from Enterprice Agency that is responsible to pay the amount of subsidy for the Bio Gas plants in the Netherlands. The incentives are paid through equal monthly installments based on the effective production of the previous year for each plant, or if not available, on the basis of the regional forecast. The balance is paid within June 30th of the subsequent year.

The Company’s management closely monitors the economic and political environment in which it operates. As per the Company's management estimations there are no significant credit risks assigned to the trade receivables and income receivables as these amounts are due by governmental agencies.

As at December 31, 2018 and 2017, the Company had a balance of government authorities' receivables of €2,706 thousand and €2,306 thousand, respectively. This balance refers to VAT and withholding tax receivables in Italy, Spain and the Netherlands.

D.	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

The Company has contractual commitments due to debentures issued and financing agreements and EPC and O&M agreements of its subsidiaries in Italy and Spain. See also Note 14A.

The following are the contractual maturities of financial liabilities at undiscounted amounts and based on the spot rates at the reporting date, including estimated interest payments. This disclosure excludes the impact of netting agreements:

	December 31, 2018
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2 years	3-5 years	5 years
	€ in thousands
Non-derivative financial liabilities

Long term loans, including current maturities	66,092	71,826	7,350	7,805	22,501	34,170

Debentures	51,343	58,667	11,029	10,656	31,133	5,849

Trade payables and other accounts payable	4,819	4,819	4,819	-	-	-

	122,254	135,312	23,198	18,461	53,634	40,019

Derivative finance liabilities

Forward contracts	977	977	-	-	977	-

Currency swap	2,117	2,117	192	622	947	356

Swap contracts	632	632	173	263	155	41

	3,726	3,726	365	885	2,079	397

	December 31, 2017
	Carrying	Contractual	Less than			More than
	Amount	cash flows	1 year	2 years	3-5 years	5 years
	€ in thousands
Non-derivative financial liabilities

Long term loans, including current maturities	44,864	48,506	4,313	4,861	14,744	24,588

Finance lease obligation including current maturities	4,020	4,987	483	483	1,449	2,572

Debentures	57,631	67,884	7,251	11,398	31,880	17,355

Trade payables and other accounts payable	2,990	2,990	2,990	-	-	-

	109,505	124,367	15,037	16,742	48,073	44,515

Derivative finance liabilities

Forward contracts	2,650	2,650	-	-	2,650	-

Currency swap	1,244	1,244	(145)	75	446	868

Swap contracts	539	539	121	183	116	119

	4,433	4,433	(24)	258	3,212	987

E.	Market risk

Market risk is the risk that changes in market prices will affect the Company’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

The principal risks that the Company faces, as assessed by management, are as follows: a change in the regulation applicable to the area of activity, a change in the tariffs as approved by the relevant electricity authorities in the countries in which the Company operates, changes in the situation of the electricity and gas market, political and security events.

(1)	Foreign currency risk

As a result of the Company's operations and presentation currency, the Company is exposed to the impact of exchange rate fluctuations of the EUR/USD and NIS/EUR  on the Company's balance sheet.

(a)	The exposure to linkage and foreign currency risk

The Company's exposure to linkage and foreign currency risk except in respect of derivatives (see hereunder) was as follow:

	December 31, 2018
	Non-monetary/ Non finance	NIS(*)	Unlinked	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	287	937	35,658	36,882
Marketable securities	-	-	2,132	-	2,132
Restricted cash short-term and
restricted marketable securities	-	3,338	-	1,315	4,653
Asset from concession project	-	1,292	-	-	1,292
Trade and other receivables	1,279	780	531	10,033	12,623
Financial asset short-term	-	1,282	-	-	1,282
Non-current assets:
Investments in equity
accounted investees	21,175	6,571	-	-	27,746
Advances on account of
investments in process	798	-	-	-	798
Concession intangible asset	4,882	-	-	-	4,882
Asset from concession project	-	25,710	-	-	25,710
Fixed assets	87,220	-	-	-	87,220
Restricted cash long-term	-	1,654	267	141	2,062
Deferred tax	2,423	-	-	-	2,423
Other assets	1,055	-	-	400	1,455
Current liabilities:
Loans and borrowings	-	(1,622)	-	(4,242)	(5,864)
Short-term debentures	-	(8,758)	-	-	(8,758)
Accounts payable	-	(24)	-	(2,102)	(2,126)
Accrued expenses and
other payables	-	(1,116)	-	(1,987)	(3,103)
Non-current liabilities:
Long-term loans	-	(18,314)	-	(41,914)	(60,228)
Long-term debentures	-	(42,585)	-	-	(42,585)
Deferred tax	(6,219)	-	-	-	(6,219)
Other long-term liabilities	-	(19)	-	(5,301)	(5,320)
Total exposure in statement
of financial position in
respect of financial assets
and financial liabilities	112,613	(31,524)	3,867	(7,999)	76,957

(*) including items linked to CPI
	December 31, 2017
	Non-monetary/Non finance	NIS(*)	Unlinked	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	2,723	11,742	9,497	23,962
Marketable securities	-	-	2,162	-	2,162
Restricted cash short-term and restricted marketable securities	-	-	3,250	15	3,265
Asset from concession project	-	1,286	-	-	1,286
Trade and other receivables	548	3,359	731	6,007	10,645
Financial asset short-term	-	1,249	-	-	1,249
Non-current assets:
Investments in equity
accounted investees	17,171	10,484	-	-	27,655
Advances on account of
investments in process	8,825	-	-	-	8,825
Concession intangible asset	5,505	-	-	-	5,505
Asset from concession project	-	27,725	-	-	27,725
Fixed assets	78,837	-	-	-	78,837
Restricted cash long-term	-	1,797	351	1,512	3,660
Deferred tax	1,777	-	-	-	1,777
Other assets	1,122	-	-	413	1,535
Current liabilities:
Loans and borrowings	-	(1,455)	-	(1,648)	(3,103)
Short-term debentures	-	(4,644)	-	-	(4,644)
Accounts payable	-	7	-	(1,356)	(1,349)
Accrued expenses and
other payables	-	(811)	-	(1,376)	(2,187)
Non-current liabilities:
Finance lease obligations	-	-	-	(3,690)	(3,690)
Long-term loans	-	(20,141)	-	(21,950)	(42,091)
Long-term debentures	-	(52,987)	-	-	(52,987)
Deferred tax	(5,982)	-	-	-	(5,982)
Other long-term liabilities	-	(4)	-	(4,551)	(4,555)
Total exposure in statement
of financial position in
respect of financial assets
and financial liabilities	107,803	(31,412)	18,236	(17,127)	77,500

(*) including items linked to CPI

Information regarding significant exchange rates:

	For the year ended December 31
	Rate of		Rate of
	Change		Change
	%	Dollar	%	NIS
1 euro in 2018	(4.4)	1.145	3.3	4.292
1 euro in 2017	13.9	1.198	2.7	4.153

(b)	Sensitivity analysis

A change as at December 31 in the exchange rates of the following euro against the USD and euro against the NIS, as indicated below would have increased (decreased) equity by the amounts shown below (after tax). This analysis is based on foreign currency exchange rate that the Company considered to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, remain constant.

	December 31, 2018
	Increase	Decrease
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	169	(169)
5% in NIS	(367)	367

	December 31, 2017
	Increase	Decrease
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	761	(761)
5% in NIS	(378)	378

Interest rate risk

The Company is exposed to changes in fair value, as a result of changes in interest rate in connection with its loans and borrowings. The debt instruments of the Company bear interest at variable rates.

Sensitivity analysis

A change in interest rate would have increased (decreased) profit or loss by the amounts shown below:

	December 31,
	2018	2017
	Profit or loss	Profit or loss
	€ in thousands
Increase of 1%	1,012	804
Increase of 3%	2,604	2,473
Decrease of 1%	(581)	(863)
Decrease of 3%	(2,172)	(2,532)

F.	Fair value

(1)	Fair values versus carrying amounts

The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, other accounts receivables, pledged deposits, financial derivatives credit from banks and trade payables and other accounts payables are the same or proximate to their fair value.

The fair values of the other financial liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	December 31, 2018
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	51,343	49,190	-	-
Loans from banks and others (including current maturities)	66,092	-	66,233	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53%, Discount rate of Euribor+ 1.85%, fix rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel

	117,435	49,190	66,233	-

	December 31, 2017
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	57,631	60,518	-	-
Loans from banks and others (including current maturities)	44,864	-	45,561	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53% and 4.65% Linkage to Consumer price index in Israel
Finance lease obligations (including current maturities)	4,020	-	4,209	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.85%
	106,515	60,518	49,770	-

(2)	Interest rates used for determining fair value

The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread, and were as follows:

December 31
	2018	2017
%
Non-current liabilities:
Loans from banks	Euribor+ 2.53%	Euribor+ 2.53%
Loans from banks	4.65% Linkage to Consumer price index in Israel	4.65% Linkage to Consumer price index in Israel
Loans from banks	Euribor+ 1.85%	-
Loans from banks	fix rate for 5 years 2.9% - 3.1%	-
Finance lease obligations	-	Euribor+ 2.85%

(3)	Fair values hierarchy

The financial instruments presented at fair value are grouped into classes with similar characteristics using the following fair value hierarchy which is determined based on the source of data used in the measurement:

Level 1	-	Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2	-	Inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.
Level 3	-	Inputs that are not based on observable market data (unobservable inputs).

	December 31, 2018
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Income receivable in connection with the A.R.Z. electricity pumped storage project (see Note 6)	-	-	1,282	1,282
The fair value of the income receivable in connection with the A.R.Z. electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.

Marketable securities	-	2,132	-	2,132	Market price
Forward contracts	-	977	-	977
Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Swap contracts	-	632	-	632
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	2,117	-	2,117
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Dori loan			9,189	9,189
The fair value is measured by discounting the expected future loan repayments  and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

	December 31, 2017
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Income receivable in connection with the A.R.Z. electricity pumped storage project (see Note 6)	-	-	1,249	1,249
The fair value of the income receivable in connection with the A.R.Z. electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.

Marketable securities	-	5,412	-	5,412	Market price
Forward contracts	-	2,650	-	2,650
Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Swap contracts	-	539	-	539
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	1,244	-	1,244
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

(4)           Level 3 financial instruments carried at fair value

The table hereunder presents reconciliation from the beginning balance to the ending balance of financial instruments carried at fair value in level 3 of the fair value hierarchy:

Financial assets
Income receivable in connection with the A.R.Z. electricity
pumped storage project
€ in thousands
Balance as at December 31, 2016	1,265

Total income recognized in profit or loss	17
Exercise of first option to acquire additional shares	-
Foreign Currency translation adjustments	(33)

Balance as at December 31, 2017	1,249

Total income recognized in profit or loss	73
Exercise of second option to acquire additional shares	-
Foreign Currency translation adjustments	(40)

Balance as at December 31, 2018	1,282

Asset from concession project
Income receivable in connection with the concession project
€ in thousands

Balance as at December 31, 2017	29,011

Total income recognized in profit or loss	1,949
Proceeds from asset from concession project	(3,040)
Foreign Currency translation adjustments	(918)

Balance as at December 31, 2018	27,002